Supplementary Information to Statements of Operations	12 Months Ended
Dec. 31, 2017
Supplementary Information to Statements of Operations [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS
NOTE 17:-	SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

a.	Financial expenses, net:

	Year ended December 31,
	2017	2016	2015

Financial income:
Interest income	$1	$-	$1
Change in fair value of forward contracts which are not designated as hedging	12	-	-

	13	-	1
Financial expenses:
In respect of interest related to bank loans and bank fees	(259)	(307)	(311)
Change in fair value of forward contracts which are not designated as hedging	-	(5)	(24)
Other (mainly foreign currency transaction losses)	(51)	(27)	(42)

	(310)	(339)	(377)

	$(297)	$(339)	$(376)

The following table sets forth the computation of basic and diluted net income per share:

b.	Net earnings per share:

		Year ended December 31,
		2017	2016	2015

1.	Numerator:
	Income	$773	$360	$334

	Net income available to Ordinary shareholders	$773	$360	$334

2.	Denominator (in thousands):

	Basic weighted average Ordinary shares outstanding (in thousands)	3,171	2,587	1,970
	Diluted weighted average Ordinary shares outstanding (in thousands)	3,171	2,593	1,970

	Basic and diluted income per share	$0.24	$0.14	$0.17